Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 744	$ 765
Series preferred stock, par value (USD per share)	$ 0.1	$ 0.1
Series preferred stock, shares authorized (in shares)	250,000,000	250,000,000
Series preferred stock, shares issued (in shares)	0	0
Common stock, par value (USD per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	6,250,000,000	6,250,000,000
Common stock, shares issued (in shares)	4,291,433,646	4,291,433,646
Treasury stock, shares issued (in shares)	155,727,000	159,400,267